Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Schedule of Basic Loss Per Share	Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the year.
	Year ended December 31,
	2023	2022	2021

(Loss) attributable to equity holders of the company ($000)	(17,691)	(15,397)	(23,417)
Weighted average number of ordinary shares in issue	102,471,016	101,526,389	97,932,055
Basic loss per share (cents per share)	(17.3)	(15.2)	(23.9)